Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2025
Financial Risk Management Objectives And Policies [Abstract]
Schedule of undiscounted cash flows of the non-derivative financial liabilities
The table below summarises the projected contractual undiscounted cash flows of the non-derivative
financial liabilities based on the maturity profile as at 31 December 2025 and 2024.

€ million	Within 1 year	Between 1 and 5 years	After 5 years	Total
As at 31 December 2025:
Borrowings	803	3,569	1,988	6,360
Future interest commitments	214	853	497	1,564
Trade and other payables	973	—	—	973
Other long-term liabilities	—	36	—	36
Lease liabilities	110	412	270	792
Fixed assets suppliers	279	164	—	443
Total maturity profile	2,264	5,149	2,755	10,168

As at 31 December 2024:
Borrowings	273	2,509	1,773	4,555
Future interest commitments	160	552	638	1,350
Trade and other payables	663	—	—	663
Other long-term liabilities	—	56	—	56
Lease liabilities	19	28	8	55
Fixed assets suppliers	184	426	—	610
Total maturity profile	1,299	3,571	2,419	7,289

Schedule of aggregate net foreign exchange gains/ losses recognized in profit or loss
The aggregate net foreign exchange gains/ losses recognized in profit or loss were:

	2025	2024	2023
Net foreign exchange gain included in main currencies	-29	2	3
Net foreign exchange gain/ (loss) included in other currencies	3	-1	2
Net foreign exchange gain included in foreign exchange transactions	10	4	8

Total	-16	5	13

Schedule of excluded components are accounted separately in the consolidated statement of comprehensive income	The excluded components are accounted separately in the consolidated statement of comprehensive income.

$ million	2025
USD statement of financial position exposure:
Cash and cash equivalents	0
Intercompany loan	1,160
Total	1,160
Hedged with:
USD final exchange leg of the CCS	1,160

Total	1,160

Hedged proportion	100%

Schedule of hedged portion of USD statement of financial position
The following table sets out the hedged portion of USD statement of financial position exposure as at 31 December:

$ million	2025	2024
USD statement of financial position exposure:
SES Americas	700	225
SES Netherlands	889	1,797
MX1 Limited, Israel	16	17
Intelsat Jackson Holdings S.à r.l.	5,863	—
Total	7,468	2,039
Hedged with:
US Bonds	250	250
Term Loan Agreement	550	—

Total	800	250

Hedged proportion	11%	12%

Schedule of other comprehensive income with no impact on profit and loss
The
 following table demonstrates the sensitivity to a +/-
20
% change in the US dollar exchange rate on the nominal amount of the Group’s US dollar net investment, with all other variables held constant. All value changes are eligible to be recorded in other comprehensive income with no impact on profit and loss.
At the beginning of 2025 the dollar dropped sharply, then recovered modestly as markets reassessed the Federal Reserve’s policy, after which it remained relatively stable for the remainder of the year. Looking ahead to 2026, the analysts expect a continued, gradual weakening of the USD.

31 December 2025	Amount in USD million	Amount in EUR million at closing rate of $1.175	Amount in EUR million at rate of $1.41	Amount in EUR million at rate of 0.94
USD statement of financial position exposure:
SES Americas	700	596	497	745
SES Netherlands	889	756	630	945
MX1 Limited, Israel	16	13	11	17
Intelsat Jackson Holdings S.à r.l.	5,863	4,991	4,158	6,237
Total	7,468	6,356	5,296	7,944
Hedged with:
US Bonds	250	213	177	266
Term Loan Agreement	550	468	390	585

Total	800	681	567	851

Hedged proportion	11%

Absolute difference without hedging			(1,059)	1,589
Absolute difference with hedging			(946)	1,419

31 December 2024	Amount in USD million	Amount in EUR million at closing rate of 1.04	Amount in EUR million at rate of 1.25	Amount in EUR million at rate of 0.83
USD statement of financial position exposure:
SES Americas	225	217	180	272
SES Netherlands	1,797	1,730	1,438	2,166
MX1 Limited, Israel	17	16	14	20
Total	2,039	1,963	1,632	2,458
Hedged with:
US Bonds	250	241	200	301
Other external borrowings	—	—	—	—

Total	250	241	200	301

Hedged proportion	12%

Absolute difference without hedging			(331)	494
Absolute difference with hedging			(291)	433

Schedule of carrying amount of the Group's debt between fixed and floating rate
The table below summarises the split of the carrying amount of the Group’s debt between fixed and floating rate.

€ million	At fixed rates	At floating rates	Total
Borrowings at 31 December 2025	5,150	1,155	6,305
Borrowings at 31 December 2024	4,510	10	4,520

Euro interest rates € million	Floating rate borrowings	Increase in rates Pre-tax impact	Decrease in rates Pre-tax impact
Borrowings at 31 December 2025	1,155	0	4
Borrowings at 31 December 2024	10	0	—

Schedule of loss expectancy rates based on the history of losses to create a provision matrix
The Company calculates loss expectancy rates based on the history of losses to create a provision matrix. On that basis, the provision as at 31 December 2025 and 31 December 2024 is as follows:
€ million

31 December 2025	Current	Less than 1 month	Between 1 and 3 months	More than 3 months	Total
Average expected loss rate (by portfolio)	5.6%	9.2%	13.0%	29.5%
Gross carrying amount – trade receivables	163	178	111	124	576
Provision	25	—	—	10	35
31 December 2024	Current	Less than 1 month	Between 1 and 3 months	More than 3 months	Total
Average expected loss rate (by portfolio)	2.8%	3.9%	7.0%	13.1%
Gross carrying amount – trade receivables	208	51	38	133	430
Provision	2	—	—	14	16

Schedule of movement in provisions for trade receivables and unbilled accrued revenue
The movement in provisions for trade receivables and unbilled accrued revenue as at 31 December 2025 and 2024 are as follows:

	Trade receivables			Unbilled accrued revenue
€ million	2025	2024	2023	2025	2024	2023
At 1 January	80	96	100	34	18	14
Business combination	21			2
Increase in provision recognized in profit or loss	16	30	41	32	9	1
Receivables written off as uncollectible	(15)	(18)	(13)	(5)	8	8
Unused amount reversed	(27)	(31)	(29)	(2)	(2)	(1)
Other movements	—	—	—	6	—	(3)
Impact of currency translation	(5)	3	(3)	(3)	1	(1)
At 31 December	70	80	96	64	34	18